ASSETS HELD FOR SALE AND INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE AND INVENTORIES, NET
Schedule of assets held for sale and inventories

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2020	December 31, 2019
In millions of COP
Inventories, net	426,642	394,354
Assets held for sale	82,503	124,395
Total assets held for sale and inventories, net	509,145	518,749

Schedule of inventories

The Bank’s inventories at December 31, 2020 and 2019, are summarized as follows:

Inventories	December 31, 2020	December 31, 2019
In millions of COP
Lands and buildings	380,009	356,480
Vehicles	59,035	49,951
Machinery	30,473	31,307
Total inventory cost	469,517	437,738
Impairment	(42,875)	(43,384)
Total inventories, net	426,642	394,354

Schedule of assets held for sale by operating segment

The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2020

	Banking		Banking	Banking	Banking
Assets held for sale	Colombia		Panama	ElSalvador	Guatemala	Total
In millions of COP
Machinery and equipment	1,978		1,299	-	-	3,277
Cost	2,070		1,384	-	-	3,454
Impairment	(92)		(85)	-	-	(177)
Real estate for residential purposes	26,138	(1)	35,732	4,918	3,464	70,252
Cost	26,348		37,156	5,120	3,464	72,088
Impairment	(210)		(1,424)	(202)	-	(1,836)
Real estate different from residential properties	-		8,974	-	-	8,974
Cost	-		9,055	-	-	9,055
Impairment	-		(81)	-	-	(81)
Total assets held for sale - cost	28,418		47,595	5,120	3,464	84,597
Total assets held for sale - impairment	(302)		(1,590)	(202)	-	(2,094)
Total assets held for sale(2)	28,116		46,005	4,918	3,464	82,503
(1)	The decreased corresponds to reclassifications to the Marketable and non-marketable for sale assets category. See Note 14 Other assets, net.
(2)	For 2020 there are no assets related to investments held for sale.

As of December 31, 2019

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	ElSalvador	Guatemala	Total
In millions of COP
Machinery and equipment	2,554	2,245	-	-	4,799
Cost	2,622	2,648	-	-	5,270
Impairment	(68)	(403)	-	-	(471)
Real estate for residential purposes	61,973	43,940	5,301	1,575	112,789
Cost	63,417	45,068	5,424	1,709	115,618
Impairment	(1,444)	(1,128)	(123)	(134)	(2,829)
Real estate different from residential properties	-	5,918	889	-	6,807
Cost	-	5,964	909	-	6,873
Impairment	-	(46)	(20)	-	(66)
Total assets held for sale - cost	66,039	53,680	6,333	1,709	127,761
Total assets held for sale - impairment	(1,512)	(1,577)	(143)	(134)	(3,366)
Total assets held for sale(1)	64,527	52,103	6,190	1,575	124,395

For 2019 there are no assets related to investments held for sale.